TYPE                13F-HR/A
PERIOD              3/31/07
FILER
     CIK            0000829882
     CCC            cnh3mid$
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          732-936-2735

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM
13F FILED ON MAY 14,2007 PURSUANT TO A REQUEST FOR
CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT
WILL EXPIRE ON MAY 15,2008.

Report for the Calendar Year or Quarter ended: March 31,2007

Check here if Amendment  [ x ]; Amendment Number: 1
  This Amendment  (Check only one.): [ ] is a restatement
                                     [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marc C. Cohodes
Address:   12 Linden Place
	     2nd Floor
           Red Bank, NJ 07701


Form 13F File Number: 28-02246
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc C. Cohodes
Title:      President
Phone:      732-936-2700

Signature, Place, and Date of Signing:

       /s/ Marc C. Cohodes                Larkspur, CA         May 10, 2008
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Information for which confidential treatment has been requested has been omitted and filed with the Commission.


Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         27

Form 13F Information Table Value Total:    $  1,114,020
                                            (thousands)

List of Other Included Managers:

	No. 1:
	Form 13F File Number: 28-12033
	Name: ValueAct Capital Management, L.P.

                                           FORM 13F INFORMATION TABLE             CONFIDENTIAL TREATMENT
                                         CONFIDENTIAL TREATMENT REQUEST

                         TITLE           VALUE       SHARES/   SH/  PUT/INVSTMT OTHER        VOTING AUTHORITY
    NAME  OF ISSUER      OF CLAS  CUSIP  (X$1000)    PRN AMT   PRN  CALLDSCRETN MANAGERS   SOLE     SHARED NONE
        --------        ----------------   --------   -------- ------------------------------------------------
Americredit Corp        PUT     03060R951       4,298   188,000 SH  PUT SOLE              188,000
Fairfax Financial HoldinPUT     303901952     126,483   563,200 SH  PUT SOLE              563,200
Fairfax Financial HoldinPUT     303901952      93,942   418,300 SH  PUT  OTHER     1      418,300
IndyMac Bancorp Inc     PUT     456607950      76,157 2,376,200 SH  PUT SOLE            2,376,200
IndyMac Bancorp Inc     PUT     456607950         590    18,400 SH  PUT  OTHER     1       18,400
Jos A Bank Clothiers IncPUT     480838951      17,282   488,900 SH  PUT SOLE              488,900
Jos A Bank Clothiers IncPUT     480838951      23,911   676,400 SH  PUT  OTHER     1      676,400
Krispy Kreme Doughnuts IPUT     501014954         713    70,000 SH  PUT SOLE               70,000
Merrill Lynch & Co. Inc PUT     590188958     161,609 1,978,800 SH  PUT SOLE            1,978,800
Merrill Lynch & Co. Inc PUT     590188958      40,418   494,900 SH  PUT  OTHER     1      494,900
Navarre Corp            PUT     639208957       6,835 1,822,700 SH  PUT SOLE            1,822,700
Novastar Financial Inc  PUT     669947950      28,054 5,610,800 SH  PUT SOLE            5,610,800
Novastar Financial Inc  PUT     669947950       2,273   454,600 SH  PUT  OTHER     1      454,600
Nuance Communications InPUT     67020y950       1,600   104,500 SH  PUT SOLE              104,500
Nuance Communications InPUT     67020y950       5,473   357,500 SH  PUT  OTHER     1      357,500
Omnivision Tech Inc     PUT     682128953     130,54910,073,200 SH  PUT SOLE           10,073,200
Omnivision Tech Inc     PUT     682128953      30,027 2,316,900 SH  PUT  OTHER     1    2,316,900
Open Text Corp          PUT     683715956      14,827   675,200 SH  PUT SOLE              675,200
Open Text Corp          PUT     683715956       9,109   414,800 SH  PUT  OTHER     1      414,800
Overstock Com Inc Del   PUT     690370951       7,918   477,000 SH  PUT SOLE              477,000
PW Eagle Inc            PUT     69366y958      50,026 1,514,100 SH  PUT SOLE            1,514,100
PW Eagle Inc            PUT     69366y959      15,089   456,700 SH  PUT  OTHER     1      456,700
Take Two Interactive SofPUT     874054959     130,088 6,459,200 SH  PUT SOLE            6,459,200
Take Two Interactive SofPUT     874054959      75,779 3,762,600 SH  PUT  OTHER     1    3,762,600
Temper Pedic Intl Inc   PUT     88023u951      25,257   971,800 SH  PUT SOLE              971,800
Temper Pedic Intl Inc   PUT     88023u951      23,048   886,800 SH  PUT  OTHER     1      886,800
Thor Inds Inc           PUT     885160951      12,664   321,500 SH  PUT SOLE              321,500

 /TEXT
 /DOCUMENT
 /SUBMISSION